Earnings Per Share - Summary of Earnings Per Share Attributable to the Equity Holders (Detail) - € / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Earnings per share [abstract]
Basic	€ 0.41	€ 0.15	€ 0.23	€ 0.27
Diluted	€ 0.39	€ 0.15	€ 0.22	€ 0.27